Shareowners' Equity (Reclass Out Of Accumulated Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Benefit (provision) for income taxes (Note 10)	$ (81)	$ (103)	$ 123	$ (301)	$ 1,035	$ (297)	$ (243)	$ 26	$ (362)	$ 521	$ (1,083)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	1,998	1,604	1,838	1,956	788	1,822	1,818	1,829	7,396	6,257	6,278
Costs and Expenses									(32,894)	(34,087)	(34,027)
Financial Services Revenue									39,635	40,026	41,591
Interest Expense									7,318	7,990	9,712
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	1,919	1,474	1,464	2,005	1,345	1,747	1,749	1,224	6,862	6,065	7,683
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									(720)	527	156
Securities Investment [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other Income									(15)	(521)	(34)
Benefit (provision) for income taxes (Note 10)									8	215	12
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									(7)	(306)	(22)
Currency Translation Adjustment [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Benefit (provision) for income taxes (Note 10)									213	791	55
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									162	810	131
Costs and Expenses									(51)	19	76
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Interest Income (Expense), Net									(45)	20	(70)
Financial Services Revenue									(607)	608	894
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other Income										157
Benefit (provision) for income taxes (Note 10)									35	(158)	(250)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									(851)	66	80
Interest Income (Expense), Net									(234)	(364)	(494)
Financial Services Revenue									(652)	588	824
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									(886)	224	330
Pension Plan, Defined Benefit [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Benefit (provision) for income taxes (Note 10)									7	16	10
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									(24)	(43)	(33)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									(31)	(59)	(43)
Defined Benefit Plan, Amortization of Gains (Losses)									(29)	(59)	(43)
Prior service cost amortization									$ (2)	$ 0	$ 0